Accounts Payable and Accrued Liabilities (Details 1) - Deferred Royalty Liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Balance, December 31, 2016 and 2015
Add:
Obligation for advance royalty payments	183
Interest	23
Less:
Advance royalty payment	(35)
Balance, December 31, 2017	$ 171